21. Provision for decommissioning costs (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision for decommissioning, restoration and rehabilitation costs [member]
DisclosureProvisionForDecommissioningCostsLineItems [Line Items]
Increase to provision	$ 5,720.0
Increase in devaluation of dollars	$ 5.2	$ 4.0
Top of range [member]
DisclosureProvisionForDecommissioningCostsLineItems [Line Items]
Increase Decrease Through Reduction On Discount Rate Adjusted To Risk	4.15%	4.22%